                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5897

                   RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
         (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end:  1/31
Date of reporting period: 4/30

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                      RIVERSOURCE PORTFOLIO BUILDER SERIES

                                AT APRIL 30, 2008



RiverSource Portfolio Builder Conservative Fund

APRIL 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN AFFILIATED FUNDS




FIXED INCOME FUNDS (69.3%)(c)
                                                       SHARES                VALUE(a)
GLOBAL BOND (2.6%)
RiverSource Global Bond Fund                           649,406             $4,539,345
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (8.1%)
RiverSource Inflation Protected Securities
 Fund                                                1,390,159             14,318,636
-------------------------------------------------------------------------------------


INVESTMENT GRADE (58.6%)
RiverSource Diversified Bond Fund                    7,135,587             34,250,817
RiverSource Limited Duration Bond Fund               4,400,289             42,110,771
RiverSource Short Duration U.S. Government
 Fund                                                5,674,430             26,896,800
                                                                      ---------------
Total                                                                     103,258,388
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $122,232,285)                                                     $122,116,369
-------------------------------------------------------------------------------------



EQUITY FUNDS (22.6%)(c)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (0.6%)
RiverSource Dividend Opportunity Fund                  134,355             $1,142,022
-------------------------------------------------------------------------------------


INTERNATIONAL (6.9%)
RiverSource Disciplined International Equity
 Fund                                                  165,005              1,849,710
RiverSource Partners International Select
 Growth Fund                                           563,206              4,759,088
RiverSource Partners International Select
 Value Fund                                            320,291(b)           3,090,810
RiverSource Partners International Small Cap
 Fund                                                   58,713                440,345
Threadneedle International Opportunity Fund            187,348              2,027,110
                                                                      ---------------
Total                                                                      12,167,063
-------------------------------------------------------------------------------------


REAL ESTATE (2.1%)
RiverSource Real Estate Fund                           280,404              3,639,639
-------------------------------------------------------------------------------------


U.S. LARGE CAP (10.1%)
RiverSource Disciplined Equity Fund                    501,564              3,315,339
RiverSource Disciplined Large Cap Growth Fund          267,802              2,541,438
RiverSource Diversified Equity Income Fund             286,505              3,263,296
RiverSource Growth Fund                                174,879              5,188,645
RiverSource Large Cap Equity Fund                      175,391                873,448
RiverSource Large Cap Value Fund                        41,632                198,168
RiverSource Partners Fundamental Value Fund            392,171              2,372,637
                                                                      ---------------
Total                                                                      17,752,971
-------------------------------------------------------------------------------------


U.S. MID CAP (2.2%)
RiverSource Mid Cap Growth Fund                        132,075              1,290,374
RiverSource Mid Cap Value Fund                          32,724                293,538
RiverSource Partners Aggressive Growth Fund            201,537(b)           2,055,677
RiverSource Partners Select Value Fund                  61,604                295,698
                                                                      ---------------
Total                                                                       3,935,287
-------------------------------------------------------------------------------------


U.S. SMALL CAP (0.6%)
RiverSource Partners Small Cap Growth Fund             208,719                868,273
RiverSource Partners Small Cap Value Fund               49,102                233,235
                                                                      ---------------
Total                                                                       1,101,508
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (0.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            18,792                160,481
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $41,859,210)                                                       $39,898,971
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (3.0%)(c)
                                                       SHARES                VALUE(a)
ALTERNATIVE INVESTMENTS
RiverSource Absolute Return Currency and
 Income Fund                                           534,840             $5,209,339
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $5,326,656)                                                         $5,209,339
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (5.2%)(c)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     9,192,488             $9,192,488
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $9,192,488)                                                         $9,192,488
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $178,610,639)(d)                                                  $176,417,167
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2008.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds -- See Note 6 to the financial statements in the most recent Annual Report dated Jan. 31, 2008.


--------------------------------------------------------------------------------
1 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

RiverSource Portfolio Builder Conservative Fund



(d) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $178,611,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                                     $1,053,000
Unrealized depreciation                                                                     (3,247,000)

------------------------------------------------------------------------------------------------------
Net unrealized depreciation                                                                $(2,194,000)
------------------------------------------------------------------------------------------------------


FAIR VALUE MEASUREMENT


Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2008:

                                                                   FAIR VALUE AT APRIL 30, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $176,417,167          $--             $--        $176,417,167



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
2 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

RiverSource Portfolio Builder Moderate Conservative Fund
APRIL 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



FIXED INCOME FUNDS (56.8%)(c)
                                                       SHARES                VALUE(a)
FLOATING RATE (0.9%)
RiverSource Floating Rate Fund                          387,469            $3,494,974
-------------------------------------------------------------------------------------


GLOBAL BOND (3.8%)
RiverSource Global Bond Fund                          2,065,262            14,436,182
-------------------------------------------------------------------------------------


HIGH YIELD (1.2%)
RiverSource Income Opportunities Fund                   481,222             4,682,287
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (7.6%)
RiverSource Inflation Protected Securities
 Fund                                                 2,819,537            29,041,229
-------------------------------------------------------------------------------------


INVESTMENT GRADE (43.3%)
RiverSource Diversified Bond Fund                    16,500,989            79,204,747
RiverSource Limited Duration Bond Fund                5,898,821            56,451,718
RiverSource Short Duration U.S. Government
 Fund                                                 6,176,739            29,277,744
                                                                      ---------------
Total                                                                     164,934,209
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $216,483,669)                                                     $216,588,881
-------------------------------------------------------------------------------------



EQUITY FUNDS (37.8%)(c)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (1.1%)
RiverSource Dividend Opportunity Fund                   504,142            $4,285,205



INTERNATIONAL (12.0%)
RiverSource Disciplined International Equity
 Fund                                                   562,700             6,307,868
RiverSource Partners International Select
 Growth Fund                                          1,912,249            16,158,505
RiverSource Partners International Select
 Value Fund                                           1,087,262(b)         10,492,082
RiverSource Partners International Small Cap
 Fund                                                   194,838             1,461,284
Threadneedle Emerging Markets Fund                      414,720             4,420,912
Threadneedle International Opportunity Fund             633,641             6,855,998
                                                                      ---------------
Total                                                                      45,696,649
-------------------------------------------------------------------------------------


REAL ESTATE (2.0%)
RiverSource Real Estate Fund                            600,844             7,798,954
-------------------------------------------------------------------------------------


U.S. LARGE CAP (17.5%)
RiverSource Disciplined Equity Fund                   1,879,155            12,421,213
RiverSource Disciplined Large Cap Growth Fund         1,009,555             9,580,678
RiverSource Diversified Equity Income Fund            1,078,966            12,289,425
RiverSource Growth Fund                                 656,668            19,483,337
RiverSource Large Cap Equity Fund                       660,432             3,288,951
RiverSource Large Cap Value Fund                        153,915               732,636
RiverSource Partners Fundamental Value Fund           1,482,851             8,971,251
                                                                      ---------------
Total                                                                      66,767,491
-------------------------------------------------------------------------------------


U.S. MID CAP (3.9%)
RiverSource Mid Cap Growth Fund                         497,948             4,864,951
RiverSource Mid Cap Value Fund                          122,896             1,102,373
RiverSource Partners Aggressive Growth Fund             754,000(b)          7,690,796
RiverSource Partners Select Value Fund                  231,298             1,110,232
                                                                      ---------------
Total                                                                      14,768,352
-------------------------------------------------------------------------------------


U.S. SMALL CAP (1.1%)
RiverSource Partners Small Cap Growth Fund              785,637             3,268,252
RiverSource Partners Small Cap Value Fund               178,214               846,517
                                                                      ---------------
Total                                                                       4,114,769
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (0.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                             67,384               575,462
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $150,596,789)                                                     $144,006,882
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (2.9%)(c)
                                                       SHARES                VALUE(a)
ALTERNATIVE INVESTMENTS
RiverSource Absolute Return Currency and
 Income Fund                                          1,147,801           $11,179,585
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $11,433,223)                                                       $11,179,585
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (2.4%)(c)
                                                       SHARES                VALUE(a)

MONEY MARKET
RiverSource Cash Management Fund                      9,013,437            $9,013,437
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $9,013,437)                                                         $9,013,437
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $387,527,118)(d)                                                  $380,788,785
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2008.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds -- See Note 6 to the financial statements in the most recent Annual Report dated Jan. 31, 2008.

(d) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $387,527,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $3,622,000
Unrealized depreciation                                                      (10,360,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                  $(6,738,000)
----------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
3 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

RiverSource Portfolio Builder Moderate Conservative Fund

FAIR VALUE MEASUREMENT


Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2008:

                                                                   FAIR VALUE AT APRIL 30, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $380,788,785          $--             $--        $380,788,785




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
4 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

RiverSource Portfolio Builder Moderate Fund
APRIL 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (52.8%)(c)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (1.6%)
RiverSource Dividend Opportunity Fund                 1,914,024           $16,269,205
-------------------------------------------------------------------------------------


INTERNATIONAL (16.7%)
RiverSource Disciplined International Equity
 Fund                                                 2,149,593            24,096,941
RiverSource Partners International Select
 Growth Fund                                          7,308,609            61,757,749
RiverSource Partners International Select
 Value Fund                                           4,157,893(b)         40,123,671
RiverSource Partners International Small Cap
 Fund                                                   746,403             5,598,020
Threadneedle Emerging Markets Fund                    1,576,503            16,805,525
Threadneedle International Opportunity Fund           2,418,545            26,168,662
                                                                      ---------------
Total                                                                     174,550,568
-------------------------------------------------------------------------------------


REAL ESTATE (3.1%)
RiverSource Real Estate Fund                          2,464,471            31,988,828
-------------------------------------------------------------------------------------


U.S. LARGE CAP (24.3%)
RiverSource Disciplined Equity Fund                   7,182,196            47,474,319
RiverSource Disciplined Large Cap Growth Fund         3,849,123            36,528,174
RiverSource Diversified Equity Income Fund            4,127,879            47,016,539
RiverSource Growth Fund                               2,508,392            74,423,982
RiverSource Large Cap Equity Fund                     2,510,077            12,500,185
RiverSource Large Cap Value Fund                        575,141             2,737,669
RiverSource Partners Fundamental Value Fund           5,662,893            34,260,501
                                                                      ---------------
Total                                                                     254,941,369
-------------------------------------------------------------------------------------


U.S. MID CAP (5.4%)
RiverSource Mid Cap Growth Fund                       1,897,948            18,542,948
RiverSource Mid Cap Value Fund                          467,576             4,194,158
RiverSource Partners Aggressive Growth Fund           2,880,746(b)         29,383,609
RiverSource Partners Select Value Fund                  878,910             4,218,767
                                                                      ---------------
Total                                                                      56,339,482
-------------------------------------------------------------------------------------


U.S. SMALL CAP (1.5%)
RiverSource Partners Small Cap Growth Fund            2,988,090            12,430,456
RiverSource Partners Small Cap Value Fund               684,478             3,251,272
                                                                      ---------------
Total                                                                      15,681,728
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (0.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            257,131             2,195,898
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $577,766,123)                                                     $551,967,078
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (44.3%)(c)
                                                       SHARES                VALUE(a)
FLOATING RATE (0.7%)
RiverSource Floating Rate Fund                          797,974            $7,197,728
-------------------------------------------------------------------------------------


GLOBAL BOND (4.3%)
RiverSource Global Bond Fund                          6,492,538            45,382,837
-------------------------------------------------------------------------------------


HIGH YIELD (6.4%)
RiverSource Income Opportunities Fund                 6,886,605            67,006,666
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (9.2%)
RiverSource Inflation Protected Securities
 Fund                                                 9,310,103            95,894,056
-------------------------------------------------------------------------------------


INVESTMENT GRADE (23.7%)
RiverSource Diversified Bond Fund                    51,540,825           247,395,962
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $459,714,169)                                                     $462,877,249
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (2.9%)(c)
                                                       SHARES                VALUE(a)
ALTERNATIVE INVESTMENTS
-------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
 Income Fund                                          3,121,352           $30,401,967
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $31,269,061)                                                       $30,401,967
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)(c)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                             76                   $76
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $76)                                                                       $76
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,068,749,429)(d)                                              $1,045,246,370
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2008.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds -- See Note 6 to the financial statements in the most recent Annual Report dated Jan. 31, 2008.

(d) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $1,068,749,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $15,330,000
Unrealized depreciation                                                      (38,833,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(23,503,000)
----------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
5 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

RiverSource Portfolio Builder Moderate Fund

FAIR VALUE MEASUREMENT


Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2008:

                                                                   FAIR VALUE AT APRIL 30, 2008
                                                -----------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------
                                                 $1,045,246,370         $--             $--        $1,045,246,370



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
6 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

RiverSource Portfolio Builder Moderate Aggressive Fund
APRIL 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (67.8%)(c)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (2.0%)
RiverSource Dividend Opportunity Fund                 2,780,739           $23,636,285
-------------------------------------------------------------------------------------


INTERNATIONAL (21.7%)
RiverSource Disciplined International Equity
 Fund                                                 3,106,172            34,820,186
RiverSource Partners International Select
 Growth Fund                                         10,601,206            89,580,193
RiverSource Partners International Select
 Value Fund                                           6,031,420(b)         58,203,201
RiverSource Partners International Small Cap
 Fund                                                 1,084,487             8,133,655
Threadneedle Emerging Markets Fund                    2,291,442            24,426,772
Threadneedle International Opportunity Fund           3,521,156            38,098,903
                                                                      ---------------
Total                                                                     253,262,910
-------------------------------------------------------------------------------------


REAL ESTATE (3.1%)
RiverSource Real Estate Fund                          2,738,266            35,542,690
-------------------------------------------------------------------------------------


U.S. LARGE CAP (31.7%)
RiverSource Disciplined Equity Fund                  10,429,150            68,936,678
RiverSource Disciplined Large Cap Growth Fund         5,581,509            52,968,517
RiverSource Diversified Equity Income Fund            5,987,990            68,203,212
RiverSource Growth Fund                               3,629,750           107,694,697
RiverSource Large Cap Equity Fund                     3,650,029            18,177,145
RiverSource Large Cap Value Fund                        835,362             3,976,323
RiverSource Partners Fundamental Value Fund           8,206,584            49,649,834
                                                                      ---------------
Total                                                                     369,606,406
-------------------------------------------------------------------------------------


U.S. MID CAP (7.0%)
RiverSource Mid Cap Growth Fund                       2,758,049            26,946,137
RiverSource Mid Cap Value Fund                          678,417             6,085,396
RiverSource Partners Aggressive Growth Fund           4,186,010(b)         42,697,298
RiverSource Partners Select Value Fund                1,276,602             6,127,691
                                                                      ---------------
Total                                                                      81,856,522
-------------------------------------------------------------------------------------


U.S. SMALL CAP (2.0%)
RiverSource Partners Small Cap Growth Fund            4,341,749            18,061,675
RiverSource Partners Small Cap Value Fund             1,005,534             4,776,287
                                                                      ---------------
Total                                                                      22,837,962
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (0.3%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            367,136             3,135,343
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $825,740,281)                                                     $789,878,118
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (29.3%)(c)
                                                       SHARES                VALUE(a)
FLOATING RATE (0.3%)
RiverSource Floating Rate Fund                          391,102            $3,527,740
-------------------------------------------------------------------------------------


GLOBAL BOND (4.3%)
RiverSource Global Bond Fund                          7,209,474            50,394,221
-------------------------------------------------------------------------------------


HIGH YIELD (1.8%)
RiverSource Income Opportunities Fund                 2,185,948            21,269,274
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (8.1%)
RiverSource Inflation Protected Securities
 Fund                                                 9,193,146            94,689,409
-------------------------------------------------------------------------------------


INVESTMENT GRADE (14.8%)
RiverSource Diversified Bond Fund                    31,389,623           150,670,189
RiverSource Short Duration U.S. Government
 Fund                                                 4,313,944            20,448,094
                                                                      ---------------
Total                                                                     171,118,283
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $333,110,675)                                                     $340,998,927
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (2.9%)(c)
                                                       SHARES                VALUE(a)
ALTERNATIVE INVESTMENTS
RiverSource Absolute Return Currency and
 Income Fund                                          3,462,553           $33,725,263
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $34,763,432)                                                       $33,725,263
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)(c)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                             34                   $34
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $34)                                                                       $34
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,193,614,422)(d)                                              $1,164,602,342
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2008.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds -- See Note 6 to the financial statements in the most recent Annual Report dated Jan. 31, 2008.

(d) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $1,193,614,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $22,049,000
Unrealized depreciation                                                      (51,061,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(29,012,000)
----------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
7 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

RiverSource Portfolio Builder Moderate Aggressive Fund

FAIR VALUE MEASUREMENT


Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2008:

                                                                   FAIR VALUE AT APRIL 30, 2008
                                                -----------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in securities                        $1,164,602,342         $--             $--        $1,164,602,342




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
8 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

RiverSource Portfolio Builder Aggressive Fund
APRIL 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (82.5%)(c)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (2.5%)
RiverSource Dividend Opportunity Fund                1,650,027            $14,025,231
-------------------------------------------------------------------------------------


INTERNATIONAL (26.7%)
RiverSource Disciplined International Equity
 Fund                                                1,847,885             20,714,794
RiverSource Partners International Select
 Growth Fund                                         6,290,090             53,151,259
RiverSource Partners International Select
 Value Fund                                          3,579,291(b)          34,540,156
RiverSource Partners International Small Cap
 Fund                                                  643,301              4,824,758
Threadneedle Emerging Markets Fund                   1,360,300             14,500,798
Threadneedle International Opportunity Fund          2,087,839             22,590,415
                                                                      ---------------
Total                                                                     150,322,180
-------------------------------------------------------------------------------------


REAL ESTATE (3.0%)
RiverSource Real Estate Fund                         1,314,332             17,060,030
-------------------------------------------------------------------------------------


U.S. LARGE CAP (39.0%)
RiverSource Disciplined Equity Fund                  6,177,530             40,833,475
RiverSource Disciplined Large Cap Growth Fund        3,313,518             31,445,282
RiverSource Diversified Equity Income Fund           3,544,185             40,368,268
RiverSource Growth Fund                              2,151,527             63,835,791
RiverSource Large Cap Equity Fund                    2,153,547             10,724,662
RiverSource Large Cap Value Fund                       495,454              2,358,361
RiverSource Partners Fundamental Value Fund          4,862,327             29,417,076
                                                                      ---------------
Total                                                                     218,982,915
-------------------------------------------------------------------------------------


U.S. MID CAP (8.6%)
RiverSource Mid Cap Growth Fund                      1,630,554             15,930,512
RiverSource Mid Cap Value Fund                         403,182              3,616,544
RiverSource Partners Aggressive Growth Fund          2,480,233(b)          25,298,380
RiverSource Partners Select Value Fund                 757,292              3,635,002
                                                                      ---------------
Total                                                                      48,480,438
-------------------------------------------------------------------------------------


U.S. SMALL CAP (2.4%)
RiverSource Partners Small Cap Growth Fund           2,561,589             10,656,208
RiverSource Partners Small Cap Value Fund              588,865              2,797,110
                                                                      ---------------
Total                                                                      13,453,318
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (0.3%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           222,038              1,896,207
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $485,431,167)                                                     $464,220,319
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (14.6%)(c)
                                                       SHARES                VALUE(a)
FLOATING RATE (0.9%)
RiverSource Floating Rate Fund                         563,381             $5,081,692
-------------------------------------------------------------------------------------


GLOBAL BOND (0.9%)
RiverSource Global Bond Fund                           691,930              4,836,590
-------------------------------------------------------------------------------------


HIGH YIELD (1.5%)
RiverSource Income Opportunities Fund                  874,784              8,511,650
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (2.9%)
RiverSource Inflation Protected Securities
 Fund                                                1,576,263             16,235,513
-------------------------------------------------------------------------------------


INVESTMENT GRADE (8.4%)
RiverSource Diversified Bond Fund                    6,849,163             32,875,985
RiverSource Short Duration U.S. Government
 Fund                                                3,103,646             14,711,283
                                                                      ---------------
Total                                                                      47,587,268
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $81,821,082)                                                       $82,252,713
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (2.9%)(c)
                                                       SHARES                VALUE(a)
ALTERNATIVE INVESTMENTS
RiverSource Absolute Return Currency and
 Income Fund                                         1,662,535            $16,193,091
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $16,682,581)                                                       $16,193,091
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)(c)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                            29                    $29
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $29)                                                                       $29
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $583,934,859)(d)                                                  $562,666,152
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2008.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds -- See Note 6 to the financial statements in the most recent Annual Report dated Jan. 31, 2008.

(d) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $583,935,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $9,165,000
Unrealized depreciation                                                      (30,434,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(21,269,000)
----------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
9 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

RiverSource Portfolio Builder Aggressive Fund

FAIR VALUE MEASUREMENT


Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2008:

                                                                   FAIR VALUE AT APRIL 30, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $562,666,152          $--             $--        $562,666,152




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
10 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

RiverSource Portfolio Builder Total Equity Fund
APRIL 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (97.1%)(c)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (3.0%)
RiverSource Dividend Opportunity Fund                1,749,232            $14,868,469
-------------------------------------------------------------------------------------


INTERNATIONAL (31.6%)
RiverSource Disciplined International Equity
 Fund                                                1,952,753             21,890,363
RiverSource Partners International Select
 Growth Fund                                         6,665,577             56,324,123
RiverSource Partners International Select
 Value Fund                                          3,793,463(b)          36,606,914
RiverSource Partners International Small Cap
 Fund                                                  681,780              5,113,351
Threadneedle Emerging Markets Fund                   1,442,629             15,378,429
Threadneedle International Opportunity Fund          2,211,742             23,931,047
                                                                      ---------------
Total                                                                     159,244,227
-------------------------------------------------------------------------------------


REAL ESTATE (3.0%)
RiverSource Real Estate Fund                         1,169,990             15,186,468
-------------------------------------------------------------------------------------


U.S. LARGE CAP (46.1%)
RiverSource Disciplined Equity Fund                  6,547,174             43,276,818
RiverSource Disciplined Large Cap Growth Fund        3,507,882             33,289,800
RiverSource Diversified Equity Income Fund           3,751,510             42,729,700
RiverSource Growth Fund                              2,276,220             67,535,452
RiverSource Large Cap Equity Fund                    2,285,802             11,383,292
RiverSource Large Cap Value Fund                       524,877              2,498,414
RiverSource Partners Fundamental Value Fund          5,138,455             31,087,652
                                                                      ---------------
Total                                                                     231,801,128
-------------------------------------------------------------------------------------


U.S. MID CAP (10.2%)
RiverSource Mid Cap Growth Fund                      1,728,845             16,890,819
RiverSource Mid Cap Value Fund                         427,565              3,835,256
RiverSource Partners Aggressive Growth Fund          2,629,983(b)          26,825,823
RiverSource Partners Select Value Fund                 802,409              3,851,565
                                                                      ---------------
Total                                                                      51,403,463
-------------------------------------------------------------------------------------


U.S. SMALL CAP (2.8%)
RiverSource Partners Small Cap Growth Fund           2,716,488             11,300,588
RiverSource Partners Small Cap Value Fund              628,985              2,987,680
                                                                      ---------------
Total                                                                      14,288,268
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (0.4%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           232,468              1,985,281
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $513,950,241)                                                     $488,777,304
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (2.9%)(c)
                                                       SHARES                VALUE(a)
ALTERNATIVE INVESTMENTS
RiverSource Absolute Return Currency and
 Income Fund                                         1,479,062            $14,406,065
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $14,740,614)                                                       $14,406,065
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)(c)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                            28                    $28
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $28)                                                                       $28
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $528,690,883)(d)                                                  $503,183,397
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2008.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds -- See Note 6 to the financial statements in the most recent Annual Report dated Jan. 31, 2008.

(d) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $528,691,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $8,108,000
Unrealized depreciation                                                      (33,616,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(25,508,000)
----------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
11 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

RiverSource Portfolio Builder Total Equity Fund

FAIR VALUE MEASUREMENT


Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2008:

                                                                   FAIR VALUE AT APRIL 30, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $503,183,397          $--             $--        $503,183,397




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
12 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                         RIVERSOURCE S&P 500 INDEX FUND

                                AT APRIL 30, 2008



APRIL 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (98.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.9%)
Boeing                                                 12,844              $1,089,942
General Dynamics                                        6,750                 610,335
Goodrich                                                2,109                 143,728
Honeywell Intl                                         12,495                 742,203
L-3 Communications Holdings                             2,045                 227,915
Lockheed Martin                                         5,753                 610,048
Northrop Grumman                                        5,666                 416,848
Precision Castparts                                     2,335                 274,503
Raytheon                                                7,147                 457,194
Rockwell Collins                                        2,721                 171,722
United Technologies                                    16,482               1,194,450
                                                                      ---------------
Total                                                                       5,938,888
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (1.0%)
CH Robinson Worldwide                                   2,875                 180,205
Expeditors Intl of Washington                           3,585                 167,025
FedEx                                                   5,194                 497,949
United Parcel Service Cl B                             17,382               1,258,631
                                                                      ---------------
Total                                                                       2,103,810
-------------------------------------------------------------------------------------


AIRLINES (0.1%)
Southwest Airlines                                     12,344                 163,435
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.2%)
Goodyear Tire & Rubber                                  4,042(b)              108,245
Johnson Controls                                        9,966                 351,401
                                                                      ---------------
Total                                                                         459,646
-------------------------------------------------------------------------------------


AUTOMOBILES (0.3%)
Ford Motor                                             37,057(b)              306,091
General Motors                                          9,499                 220,377
Harley-Davidson                                         4,013                 153,497
                                                                      ---------------
Total                                                                         679,965
-------------------------------------------------------------------------------------


BEVERAGES (2.4%)
Anheuser-Busch Companies                               12,011                 590,941
Brown-Forman Cl B                                       1,420                  96,588
Coca-Cola                                              33,564               1,975,913
Coca-Cola Enterprises                                   4,831                 108,698
Constellation Brands Cl A                               3,245(b)               59,578
Molson Coors Brewing Cl B                               2,314                 126,900
Pepsi Bottling Group                                    2,304                  77,668
PepsiCo                                                26,904               1,843,731
                                                                      ---------------
Total                                                                       4,880,017
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (1.3%)
Amgen                                                  18,260(b)              764,546
Biogen Idec                                             4,994(b)              303,086
Celgene                                                 7,300(b)              453,622
Genzyme                                                 4,497(b)              316,364
Gilead Sciences                                        15,590(b)              806,938
                                                                      ---------------
Total                                                                       2,644,556
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.1%)
Masco                                                   6,124                 111,518
Trane                                                   2,921                 135,856
                                                                      ---------------
Total                                                                         247,374
-------------------------------------------------------------------------------------


CAPITAL MARKETS (3.1%)
American Capital Strategies                             3,275                 103,981
Ameriprise Financial                                    3,805                 180,699
Bank of New York Mellon                                19,173                 834,601
Bear Stearns Companies                                  1,686                  18,091
Charles Schwab                                         15,762                 340,459
E*TRADE Financial                                       7,760(b)               30,885
Federated Investors Cl B                                1,460                  48,881
Franklin Resources                                      2,645                 251,672
Goldman Sachs Group                                     6,631               1,268,974
Janus Capital Group                                     2,474                  69,420
Legg Mason                                              2,260                 136,233
Lehman Brothers Holdings                                8,904                 393,913
Merrill Lynch & Co                                     16,305                 812,478
Morgan Stanley                                         18,541                 901,093
Northern Trust                                          3,220                 238,634
State Street                                            6,493                 468,405
T Rowe Price Group                                      4,426                 259,187
                                                                      ---------------
Total                                                                       6,357,606
-------------------------------------------------------------------------------------


CHEMICALS (2.0%)
Air Products & Chemicals                                3,589                 353,265
Ashland                                                   935                  49,574
Dow Chemical                                           15,773                 633,286
Eastman Chemical                                        1,327                  97,535
Ecolab                                                  2,946                 135,398
EI du Pont de Nemours & Co                             15,098                 738,443
Hercules                                                1,904                  35,795
Intl Flavors & Fragrances                               1,363                  62,166
Monsanto                                                9,196               1,048,529
PPG Inds                                                2,759                 169,320
Praxair                                                 5,268                 481,021
Rohm & Haas                                             2,098                 112,138
Sigma-Aldrich                                           2,170                 123,733
                                                                      ---------------
Total                                                                       4,040,203
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.9%)
BB&T                                                    9,177                 314,679
Comerica                                                2,525                  87,693
Fifth Third Bancorp                                     8,940                 191,584
First Horizon Natl                                      3,115                  33,642
Huntington Bancshares                                   6,147                  57,720
KeyCorp                                                 6,696                 161,574
M&T Bank                                                1,295                 120,733
Marshall & Ilsley                                       4,391                 109,687
Natl City                                              12,772                  80,464
PNC Financial Services Group                            5,733                 397,584
Regions Financial                                      11,648                 255,324
SunTrust Banks                                          5,880                 327,810
US Bancorp                                             29,044                 984,301
Wachovia                                               35,709               1,040,917
Wells Fargo & Co                                       55,352               1,646,723
Zions Bancorporation                                    1,790                  82,967
                                                                      ---------------
Total                                                                       5,893,402
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.5%)
Allied Waste Inds                                       5,655(b)               69,896
Avery Dennison                                          1,779                  85,730
Cintas                                                  2,193                  64,935
Equifax                                                 2,177                  83,314
Monster Worldwide                                       2,100(b)               51,093
Pitney Bowes                                            3,548                 128,118
Robert Half Intl                                        2,672                  63,326
RR Donnelley & Sons                                     3,607                 110,518
Waste Management                                        8,312                 300,064
                                                                      ---------------
Total                                                                         956,994
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (2.5%)
Ciena                                                   1,470(b)               49,701
Cisco Systems                                         100,090(b)            2,566,307
Corning                                                26,440                 706,212
JDS Uniphase                                            3,772(b)               53,977
Juniper Networks                                        8,780(b)              242,504
Motorola                                               37,868                 377,165
QUALCOMM                                               27,068               1,169,067
Tellabs                                                 6,941(b)               35,816
                                                                      ---------------
Total                                                                       5,200,749
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


COMPUTERS & PERIPHERALS (4.4%)
Apple                                                  14,754(b)           $2,566,458
Dell                                                   36,422(b)              678,542
EMC                                                    35,280(b)              543,312
Hewlett-Packard                                        41,401               1,918,936
IBM                                                    23,246               2,805,792
Lexmark Intl Cl A                                       1,597(b)               50,130
NetApp                                                  5,771(b)              139,658
QLogic                                                  2,256(b)               36,006
SanDisk                                                 3,845(b)              104,161
Sun Microsystems                                       13,301(b)              208,294
Teradata                                                3,018(b)               64,253
                                                                      ---------------
Total                                                                       9,115,542
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                   1,479                 226,095
Jacobs Engineering Group                                2,045(b)              176,545
                                                                      ---------------
Total                                                                         402,640
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                        1,828                 125,803
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.8%)
American Express                                       19,417                 932,405
Capital One Financial                                   6,271                 332,363
Discover Financial Services                             8,040                 146,408
SLM                                                     7,838(b)              145,238
                                                                      ---------------
Total                                                                       1,556,414
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.1%)
Ball                                                    1,624                  87,338
Bemis                                                   1,672                  43,974
Pactiv                                                  2,187(b)               52,029
Sealed Air                                              2,720                  68,789
                                                                      ---------------
Total                                                                         252,130
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.1%)
Genuine Parts                                           2,784                 118,209
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                                       2,308(b)              117,477
H&R Block                                               5,458                 119,367
                                                                      ---------------
Total                                                                         236,844
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (4.3%)
Bank of America                                        74,600               2,800,483
CIT Group                                               4,730                  51,510
Citigroup                                              87,429               2,209,331
CME Group                                                 895                 409,418
IntercontinentalExchange                                1,175(b)              182,301
JPMorgan Chase & Co                                    57,031               2,717,527
Leucadia Natl                                           2,840                 145,465
Moody's                                                 3,450                 127,512
NYSE Euronext                                           4,445                 293,815
                                                                      ---------------
Total                                                                       8,937,362
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (3.0%)
AT&T                                                  101,340               3,922,871
CenturyTel                                              1,801                  58,442
Citizens Communications                                 5,505                  59,014
Embarq                                                  2,573                 106,960
Qwest Communications Intl                              25,815                 133,205
Verizon Communications                                 48,199               1,854,698
Windstream                                              7,633                  89,611
                                                                      ---------------
Total                                                                       6,224,801
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (2.1%)
Allegheny Energy                                        2,805                 150,909
American Electric Power                                 6,723                 300,047
Duke Energy                                            21,204(e)              388,245
Edison Intl                                             5,474                 285,579
Entergy                                                 3,214                 369,160
Exelon                                                 11,094                 948,316
FirstEnergy                                             5,121                 387,352
FPL Group                                               6,846                 453,821
Pepco Holdings                                          3,370                  83,947
Pinnacle West Capital                                   1,689                  57,325
PPL                                                     6,274                 301,277
Progress Energy                                         4,376                 183,748
Southern                                               12,841                 478,071
                                                                      ---------------
Total                                                                       4,387,797
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.5%)
Cooper Inds Cl A                                        2,966                 125,729
Emerson Electric                                       13,216                 690,668
Rockwell Automation                                     2,501                 135,629
                                                                      ---------------
Total                                                                         952,026
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Agilent Technologies                                    6,130(b)              185,187
Jabil Circuit                                           3,490                  37,971
Molex                                                   2,350                  66,693
Tyco Electronics                                        8,188                 306,314
                                                                      ---------------
Total                                                                         596,165
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (2.9%)
Baker Hughes                                            5,182                 419,120
BJ Services                                             4,926                 139,258
Cameron Intl                                            3,670(b)              180,674
ENSCO Intl                                              2,410                 153,589
Halliburton                                            14,778                 678,458
Nabors Inds                                             4,724(b,c)            177,339
Natl Oilwell Varco                                      6,930(b)              474,359
Noble                                                   4,508                 253,710
Rowan Companies                                         1,864                  72,677
Schlumberger                                           20,102               2,021,257
Smith Intl                                              3,365                 257,456
Transocean                                              5,344(b)              788,026
Weatherford Intl                                        5,690(b)              459,012
                                                                      ---------------
Total                                                                       6,074,935
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (2.6%)
Costco Wholesale                                        7,294                 519,698
CVS Caremark                                           24,036                 970,333
Kroger                                                 11,297                 307,843
Safeway                                                 7,395                 233,682
SUPERVALU                                               3,549                 117,472
SYSCO                                                  10,139                 309,949
Walgreen                                               16,642                 579,974
Wal-Mart Stores                                        39,673               2,300,240
Whole Foods Market                                      2,345                  76,541
                                                                      ---------------
Total                                                                       5,415,732
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.6%)
Archer-Daniels-Midland                                 10,798                 475,760
Campbell Soup                                           3,706                 128,969
ConAgra Foods                                           8,178                 192,674
Dean Foods                                              2,555(b)               59,378
General Mills                                           5,648                 341,139
Hershey                                                 2,822                 105,486
HJ Heinz                                                5,282                 248,412
Kellogg                                                 4,371                 223,664
Kraft Foods Cl A                                       25,749                 814,441
McCormick & Co                                          2,160                  81,626
Sara Lee                                               11,960                 173,540
Tyson Foods Cl A                                        4,585                  81,613
WM Wrigley Jr                                           3,637                 276,994
                                                                      ---------------
Total                                                                       3,203,696
-------------------------------------------------------------------------------------


GAS UTILITIES (0.1%)
Nicor                                                     761                  26,726
Questar                                                 2,900                 179,887
                                                                      ---------------
Total                                                                         206,613
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
Baxter Intl                                            10,656                 664,082
Becton Dickinson & Co                                   4,110                 367,434
Boston Scientific                                      22,555(b)              300,658
Covidien                                                8,378                 391,169
CR Bard                                                 1,674                 157,641
Hospira                                                 2,666(b)              109,706
Medtronic                                              18,848                 917,520
St. Jude Medical                                        5,776(b)              252,873
Stryker                                                 3,998                 259,190
Varian Medical Systems                                  2,120(b)               99,386
Zimmer Holdings                                         3,914(b)              290,262
                                                                      ---------------
Total                                                                       3,809,921
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.8%)
Aetna                                                   8,338                 363,537
AmerisourceBergen                                       2,722                 110,377
Cardinal Health                                         5,995                 312,160
CIGNA                                                   4,697                 200,609
Coventry Health Care                                    2,600(b)              116,298
Express Scripts                                         4,250(b)              297,585
Five Star Quality Care                                     --(b)                    1
Humana                                                  2,855(b)              136,440
Laboratory Corp of America Holdings                     1,868(b)              141,258
McKesson                                                4,861                 253,355
Medco Health Solutions                                  8,800(b)              435,952
Patterson Companies                                     2,165(b)               74,043
Quest Diagnostics                                       2,640                 132,475
Tenet Healthcare                                        7,961(b)               50,950
UnitedHealth Group                                     21,016                 685,753
WellPoint                                               9,102(b)              452,825
                                                                      ---------------
Total                                                                       3,763,618
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (--%)
IMS Health                                              3,071                  76,007
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.3%)
Carnival Unit                                           7,340                 294,848
Darden Restaurants                                      2,414                  85,890
Intl Game Technology                                    5,256                 182,593
Marriott Intl Cl A                                      5,048                 173,146
McDonald's                                             19,336               1,152,040
Starbucks                                              12,268(b)              199,110
Starwood Hotels & Resorts Worldwide                     3,162                 165,088
Wendy's Intl                                            1,475                  42,775
Wyndham Worldwide                                       2,976                  63,924
Yum! Brands                                             7,982                 324,708
                                                                      ---------------
Total                                                                       2,684,122
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


HOUSEHOLD DURABLES (0.4%)
Black & Decker                                          1,022                 $67,074
Centex                                                  2,046                  42,598
DR Horton                                               4,590                  71,099
Fortune Brands                                          2,587                 174,932
Harman Intl Inds                                        1,015                  41,483
KB Home                                                 1,296                  29,160
Leggett & Platt                                         2,809                  46,629
Lennar Cl A                                             2,340                  43,103
Newell Rubbermaid                                       4,650                  95,465
Pulte Homes                                             3,588                  46,788
Snap-On                                                   971                  57,590
Stanley Works                                           1,313                  63,339
Whirlpool                                               1,284                  93,450
                                                                      ---------------
Total                                                                         872,710
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (2.3%)
Clorox                                                  2,321                 123,013
Colgate-Palmolive                                       8,568                 605,758
Kimberly-Clark                                          7,055                 451,449
Procter & Gamble                                       51,683               3,465,345
                                                                      ---------------
Total                                                                       4,645,565
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
AES                                                    11,233(b)              195,005
Constellation Energy Group                              2,991                 253,188
Dynegy Cl A                                             8,322(b)               71,736
                                                                      ---------------
Total                                                                         519,929
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (3.4%)
3M                                                     11,896                 914,802
General Electric                                      167,680               5,483,136
Textron                                                 4,176                 254,778
Tyco Intl                                               8,148(c)              381,245
                                                                      ---------------
Total                                                                       7,033,961
-------------------------------------------------------------------------------------


INSURANCE (4.0%)
ACE                                                     5,540(c)              334,007
AFLAC                                                   7,966                 531,093
Allstate                                                9,398                 473,283
Ambac Financial Group                                   4,813                  22,284
American Intl Group                                    42,358(e)            1,956,940
Aon                                                     5,133(e)              232,987
Assurant                                                1,610                 104,650
Chubb                                                   6,218                 329,367
Cincinnati Financial                                    2,774                  99,587
Genworth Financial Cl A                                 7,260                 167,416
Hartford Financial Services Group                       5,262                 375,023
Lincoln Natl                                            4,454                 239,447
Loews                                                   7,377                 310,645
Marsh & McLennan Companies                              8,736                 241,026
MBIA                                                    3,543                  36,847
MetLife                                                11,905                 724,419
Principal Financial Group                               4,345                 233,153
Progressive                                            11,380                 207,002
Prudential Financial                                    7,492                 567,219
Safeco                                                  1,517                 101,245
Torchmark                                               1,526                  98,793
Travelers Companies                                    10,421                 525,218
Unum Group                                              5,812                 134,897
XL Capital Cl A                                         2,975(c)              103,798
                                                                      ---------------
Total                                                                       8,150,346
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.3%)
Amazon.com                                              5,165(b)              406,124
Expedia                                                 3,500(b,e)             88,410
IAC/InterActiveCorp                                     3,040(b)               63,262
                                                                      ---------------
Total                                                                         557,796
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.8%)
Akamai Technologies                                     2,805(b)              100,335
eBay                                                   18,732(b)              586,124
Google Cl A                                             3,880(b)            2,228,245
VeriSign                                                3,570(b)              128,699
Yahoo!                                                 22,464(b)              615,738
                                                                      ---------------
Total                                                                       3,659,141
-------------------------------------------------------------------------------------


IT SERVICES (0.9%)
Affiliated Computer Services Cl A                       1,615(b)               85,547
Automatic Data Processing                               8,766                 387,457
Cognizant Technology Solutions Cl A                     4,840(b)              156,090
Computer Sciences                                       2,740(b)              119,437
Convergys                                               2,137(b)               33,594
Electronic Data Systems                                 8,558                 158,836
Fidelity Natl Information Services                      2,870                 103,492
Fiserv                                                  2,757(b)              139,366
Paychex                                                 5,437                 197,744
Total System Services                                   3,343                  79,563
Unisys                                                  5,938(b)               24,702
Western Union                                          12,593                 289,639
                                                                      ---------------
Total                                                                       1,775,467
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.2%)
Brunswick                                               1,480                  24,686
Eastman Kodak                                           4,842                  86,623
Hasbro                                                  2,403                  85,451
Mattel                                                  6,064                 113,700
                                                                      ---------------
Total                                                                         310,460
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.3%)
Applera-Applied Biosystems Group                        2,804(d)               89,476
Millipore                                                 926(b)               64,913
PerkinElmer                                             1,974                  52,429
Thermo Fisher Scientific                                7,028(b)              406,710
Waters                                                  1,684(b)              103,499
                                                                      ---------------
Total                                                                         717,027
-------------------------------------------------------------------------------------


MACHINERY (1.9%)
Caterpillar                                            10,486                 858,593
Cummins                                                 3,390                 212,384
Danaher                                                 4,278                 333,770
Deere & Co                                              7,318                 615,223
Dover                                                   3,219                 159,244
Eaton                                                   2,750                 241,560
Illinois Tool Works                                     6,726                 351,703
Ingersoll-Rand Cl A                                     4,578(c)              203,172
ITT                                                     3,054                 195,456
Manitowoc                                               2,180                  82,448
PACCAR                                                  6,157                 291,349
Pall                                                    2,051                  71,313
Parker Hannifin                                         2,827                 225,736
Terex                                                   1,710(b)              119,153
                                                                      ---------------
Total                                                                       3,961,104
-------------------------------------------------------------------------------------


MEDIA (2.8%)
CBS Cl B                                               11,421                 263,482
Clear Channel Communications                            8,360                 252,054
Comcast Cl A                                           50,560               1,039,008
DIRECTV Group                                          11,970(b)              294,941
EW Scripps Cl A                                         1,515                  68,039
Gannett                                                 3,861                 110,502
Interpublic Group of Companies                          7,921(b)               71,685
McGraw-Hill Companies                                   5,414                 221,920
Meredith                                                  629                  20,386
New York Times Cl A                                     2,424                  47,268
News Corp Cl A                                         38,630                 691,477
Omnicom Group                                           5,376                 256,650
Time Warner                                            60,056                 891,832
Viacom Cl B                                            10,751(b)              413,268
Walt Disney                                            31,623               1,025,534
Washington Post Cl B                                      100                  65,560
                                                                      ---------------
Total                                                                       5,733,606
-------------------------------------------------------------------------------------


METALS & MINING (1.1%)
Alcoa                                                  13,668                 475,373
Allegheny Technologies                                  1,684                 115,910
Freeport-McMoRan Copper & Gold                          6,422                 730,502
Newmont Mining                                          7,605                 336,217
Nucor                                                   4,834                 364,967
Titanium Metals                                         1,665                  25,375
United States Steel                                     1,981                 304,975
                                                                      ---------------
Total                                                                       2,353,319
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.8%)
Big Lots                                                1,454(b)               39,302
Dillard's Cl A                                            956                  19,502
Family Dollar Stores                                    2,366                  50,632
JC Penney                                               3,717                 157,973
Kohl's                                                  5,269(b)              257,391
Macy's                                                  7,262                 183,656
Nordstrom                                               3,014                 106,274
Sears Holdings                                          1,225(b)              120,797
Target                                                 13,741                 730,059
                                                                      ---------------
Total                                                                       1,665,586
-------------------------------------------------------------------------------------


MULTI-UTILITIES (1.1%)
Ameren                                                  3,502                 158,851
CenterPoint Energy                                      5,501                  83,725
CMS Energy                                              3,774                  55,025
Consolidated Edison                                     4,570                 190,112
Dominion Resources                                      9,648                 418,628
DTE Energy                                              2,748                 110,772
Integrys Energy Group                                   1,298                  62,161
NiSource                                                4,611                  82,537
PG&E                                                    5,981                 239,240
Public Service Enterprise Group                         8,530                 374,552
Sempra Energy                                           4,396                 249,121
TECO Energy                                             3,545                  56,755
Xcel Energy                                             7,210                 149,968
                                                                      ---------------
Total                                                                       2,231,447
-------------------------------------------------------------------------------------


OFFICE ELECTRONICS (0.1%)
Xerox                                                  15,402                 215,166
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


OIL, GAS & CONSUMABLE FUELS (10.8%)
Anadarko Petroleum                                      7,850                $522,496
Apache                                                  5,580                 751,514
Chesapeake Energy                                       7,675                 396,798
Chevron                                                34,876               3,353,327
ConocoPhillips                                         26,226               2,259,370
CONSOL Energy                                           3,070                 248,547
Devon Energy                                            7,468                 846,871
El Paso                                                11,775                 201,824
EOG Resources                                           4,146                 540,970
Exxon Mobil                                            89,834               8,360,849
Hess                                                    4,693                 498,397
Kinder Morgan Management LLC                                1(b)                   31
Marathon Oil                                           11,906                 542,556
Murphy Oil                                              3,185                 287,733
Noble Energy                                            2,885                 250,995
Occidental Petroleum                                   13,814               1,149,463
Peabody Energy                                          4,550                 278,142
Range Resources                                         2,530                 167,941
Spectra Energy                                         10,617                 262,240
Sunoco                                                  1,976                  91,706
Tesoro                                                  2,315                  58,199
Valero Energy                                           8,990                 439,162
Williams Companies                                      9,814                 348,397
XTO Energy                                              8,560                 529,522
                                                                      ---------------
Total                                                                      22,387,050
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.2%)
Intl Paper                                              7,171                 187,665
MeadWestvaco                                            2,923                  76,875
Weyerhaeuser                                            3,517                 224,666
                                                                      ---------------
Total                                                                         489,206
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.2%)
Avon Products                                           7,154                 279,149
Estee Lauder Companies Cl A                             1,915                  87,343
                                                                      ---------------
Total                                                                         366,492
-------------------------------------------------------------------------------------


PHARMACEUTICALS (5.7%)
Abbott Laboratories                                    25,965               1,369,654
Allergan                                                5,138                 289,629
Barr Pharmaceuticals                                    1,820(b)               91,419
Bristol-Myers Squibb                                   33,241                 730,305
Eli Lilly & Co                                         16,602                 799,220
Forest Laboratories                                     5,230(b)              181,533
Johnson & Johnson                                      47,559               3,190,732
King Pharmaceuticals                                    4,129(b)               38,771
Merck & Co                                             36,357               1,383,020
Mylan                                                   5,105                  67,233
Pfizer                                                113,516               2,282,806
Schering-Plough                                        27,211                 500,955
Watson Pharmaceuticals                                  1,748(b)               54,258
Wyeth                                                  22,463                 998,930
                                                                      ---------------
Total                                                                      11,978,465
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (1.2%)
Apartment Investment & Management Cl A                  1,538                  56,875
AvalonBay Communities                                   1,295                 129,176
Boston Properties                                       2,010                 201,985
Developers Diversified Realty                           1,995                  85,685
Equity Residential                                      4,530                 188,086
General Growth Properties                               4,460                 182,682
HCP                                                     3,355                 119,774
Host Hotels & Resorts                                   8,780                 151,016
Kimco Realty                                            4,250                 169,618
Plum Creek Timber                                       2,876                 117,456
ProLogis                                                4,345                 272,040
Public Storage                                          2,085                 189,110
Simon Property Group                                    3,756                 375,073
Vornado Realty Trust                                    2,270                 211,314
                                                                      ---------------
Total                                                                       2,449,890
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                             2,915(b)               67,395
-------------------------------------------------------------------------------------


ROAD & RAIL (1.0%)
Burlington Northern
 Santa Fe                                               4,976                 510,289
CSX                                                     6,776                 426,549
Norfolk Southern                                        6,328                 377,022
Ryder System                                              978                  66,964
Union Pacific                                           4,387                 636,948
                                                                      ---------------
Total                                                                       2,017,772
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Advanced Micro Devices                                 10,160(b)               60,554
Altera                                                  5,162                 109,847
Analog Devices                                          4,940                 159,117
Applied Materials                                      22,737                 424,272
Broadcom Cl A                                           7,841(b)              203,552
Intel                                                  97,180               2,163,227
KLA-Tencor                                              3,026                 132,176
Linear Technology                                       3,717                 129,946
LSI                                                    11,108(b)               68,870
MEMC Electronic Materials                               3,830(b)              241,175
Microchip Technology                                    3,165                 116,314
Micron Technology                                      12,779(b)               98,654
Natl Semiconductor                                      3,810                  77,686
Novellus Systems                                        1,715(b)               37,490
NVIDIA                                                  9,332(b)              191,773
Teradyne                                                2,932(b)               38,966
Texas Instruments                                      22,274                 649,510
Xilinx                                                  4,804                 118,995
                                                                      ---------------
Total                                                                       5,022,124
-------------------------------------------------------------------------------------


SOFTWARE (3.3%)
Adobe Systems                                           8,938(b)              333,298
Autodesk                                                3,878(b)              147,364
BMC Software                                            3,223(b)              112,031
CA                                                      6,543                 144,862
Citrix Systems                                          3,109(b)              101,820
Compuware                                               4,595(b)               34,646
Electronic Arts                                         5,312(b)              273,409
Intuit                                                  5,508(b)              148,551
Microsoft                                             134,384               3,832,632
Novell                                                  5,902(b)               37,065
Oracle                                                 66,411(b)            1,384,669
Symantec                                               14,218(b)              244,834
                                                                      ---------------
Total                                                                       6,795,181
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.6%)
Abercrombie & Fitch Cl A                                1,440                 107,006
AutoNation                                              2,265(b)               36,263
AutoZone                                                  729(b)               88,027
Bed Bath & Beyond                                       4,409(b)              143,293
Best Buy                                                5,924                 254,850
GameStop Cl A                                           2,710(b)              149,158
Gap                                                     7,646                 142,369
Home Depot                                             28,341                 816,220
Limited Brands                                          5,207                  96,434
Lowe's Companies                                       24,560                 618,666
Office Depot                                            4,585(b)               58,138
OfficeMax                                               1,270                  23,203
RadioShack                                              2,200                  30,580
Sherwin-Williams                                        1,715                  94,874
Staples                                                11,761                 255,214
Tiffany & Co                                            2,124                  92,479
TJX Companies                                           7,350                 236,817
                                                                      ---------------
Total                                                                       3,243,591
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Coach                                                   5,900(b)              209,863
Jones Apparel Group                                     1,460                  23,112
Liz Claiborne                                           1,658                  29,330
Nike Cl B                                               6,428                 429,391
Polo Ralph Lauren                                         975                  60,557
VF                                                      1,482                 110,231
                                                                      ---------------
Total                                                                         862,484
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.6%)
Countrywide Financial                                   9,758                  56,401
Fannie Mae                                             16,424                 464,799
Freddie Mac                                            10,846                 270,174
Hudson City Bancorp                                     8,700                 166,431
MGIC Investment                                         2,001                  26,073
Sovereign Bancorp                                       6,080                  45,418
Washington Mutual                                      17,769                 218,381
                                                                      ---------------
Total                                                                       1,247,677
-------------------------------------------------------------------------------------


TOBACCO (1.4%)
Altria Group                                           35,399                 707,980
Philip Morris Intl                                     35,399(b)            1,806,411
Reynolds American                                       2,876                 154,873
UST                                                     2,506                 130,487
                                                                      ---------------
Total                                                                       2,799,751
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (--%)
WW Grainger                                             1,117                  96,855
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.3%)
American Tower Cl A                                     6,795(b)              295,039
Sprint Nextel                                          47,846                 382,289
TeleCorp PCS Escrow Cl A                                  520(b,f)                 --
                                                                      ---------------
Total                                                                         677,328
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $164,225,404)                                                     $202,610,913
-------------------------------------------------------------------------------------





MONEY MARKET FUND (2.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.72%              4,066,297(g)          $4,066,297
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $4,066,297)                                                         $4,066,297
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $168,291,701)(h)                                                  $206,677,210
=====================================================================================





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4  RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2008


                                                   NUMBER OF                                           UNREALIZED
                                                   CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                             LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
E-Mini S&P 500 Index                                  57            $3,950,100        June 2008          $61,135


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2008.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. At April 30, 2008, the value of foreign securities represented 0.6% of net assets.
(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.
(e) At April 30, 2008, investments in securities included securities valued at $556,063 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.
(f)  Negligible market value.
(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2008.
(h) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $168,292,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $53,473,000
Unrealized depreciation                                                     (15,088,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                 $38,385,000
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
FAIR VALUE MEASUREMENT


Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov.15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2008:

                                                                   FAIR VALUE AT APRIL 30, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $206,677,210          $--             $--        $206,677,210
Other financial instruments*                             61,135           --              --              61,135

----------------------------------------------------------------------------------------------------------------
Total                                              $206,738,345          $--             $--        $206,738,345
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
5  RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                      RIVERSOURCE SMALL COMPANY INDEX FUND

                                AT APRIL 30, 2008



APRIL 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (97.9%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.6%)
AAR                                                    49,435(b)           $1,156,779
Applied Signal Technology                              16,390                 187,502
Ceradyne                                               35,780(b)            1,393,989
Cubic                                                  20,210                 547,893
Curtiss-Wright                                         58,250               2,766,292
Esterline Technologies                                 38,300(b)            2,131,778
GenCorp                                                73,603(b)              630,778
Moog Cl A                                              55,505(b)            2,392,821
Orbital Sciences                                       76,110(b)            2,048,120
Teledyne Technologies                                  46,024(b)            2,702,989
Triumph Group                                          21,781               1,282,247
                                                                      ---------------
Total                                                                      17,241,188
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.4%)
Forward Air                                            37,523               1,279,159
Hub Group Cl A                                         49,030(b)            1,602,791
                                                                      ---------------
Total                                                                       2,881,950
-------------------------------------------------------------------------------------


AIRLINES (0.2%)
SkyWest                                                79,068               1,504,664
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.4%)
Aftermarket Technology                                 28,900(b)              662,098
Drew Inds                                              23,705(b)              578,165
Spartan Motors                                         42,515                 399,216
Standard Motor Products                                15,595                  94,818
Superior Inds Intl                                     30,180(d)              612,956
                                                                      ---------------
Total                                                                       2,347,253
-------------------------------------------------------------------------------------


AUTOMOBILES (0.2%)
Fleetwood Enterprises                                  83,730(b)              288,869
Monaco Coach                                           39,064                 247,275
Winnebago Inds                                         37,776(d)              607,815
                                                                      ---------------
Total                                                                       1,143,959
-------------------------------------------------------------------------------------


BEVERAGES (0.1%)
Boston Beer Cl A                                       13,285(b)              588,526
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (1.2%)
ArQule                                                 44,999(b)              173,246
Cubist Pharmaceuticals                                 73,260(b)            1,418,314
LifeCell                                               40,070(b)            2,034,754
Martek Biosciences                                     42,825(b)            1,510,010
Regeneron Pharmaceuticals                              81,314(b)            1,595,381
Savient Pharmaceuticals                                57,247(b)            1,250,274
                                                                      ---------------
Total                                                                       7,981,979
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (1.2%)
Apogee Enterprises                                     37,914                 845,861
Gibraltar Inds                                         38,955                 407,080
Griffon                                                34,253(b)              320,266
Lennox Intl                                            78,912               2,615,143
NCI Building Systems                                   25,685(b)              620,036
Quanex Building Products                               48,604(b)              826,268
Simpson Mfg                                            48,686(d)            1,284,823
Universal Forest Products                              24,674                 856,435
                                                                      ---------------
Total                                                                       7,775,912
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.9%)
Investment Technology Group                            56,880(b)            2,745,028
LaBranche & Co                                         70,495(b,d)            450,463
optionsXpress Holdings                                 57,465               1,233,774
Piper Jaffray Companies                                20,435(b)              761,408
SWS Group                                              28,889                 379,024
TradeStation Group                                     37,410(b)              349,035
                                                                      ---------------
Total                                                                       5,918,732
-------------------------------------------------------------------------------------


CHEMICALS (1.4%)
Arch Chemicals                                         32,347               1,102,062
Georgia Gulf                                           44,828(d)              269,416
HB Fuller                                              68,990               1,592,289
Material Sciences                                      16,177(b)              128,445
NewMarket                                              17,905               1,162,572
OM Group                                               39,180(b)            2,145,498
Omnova Solutions                                       55,534(b)              189,371
Penford                                                14,623                 321,121
PolyOne                                               121,382(b)              895,799
Quaker Chemical                                        13,313                 412,703
Schulman A                                             36,415                 771,998
Tronox Cl B                                            53,970                 161,370
Zep                                                    27,876                 413,122
                                                                      ---------------
Total                                                                       9,565,766
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (5.3%)
Boston Private Financial Holdings                      48,744                 453,319
Cascade Bancorp                                        36,495(d)              332,834
Central Pacific Financial                              37,455                 687,674
Columbia Banking System                                23,430                 634,484
Community Bank System                                  38,615                 984,296
East West Bancorp                                      82,276               1,171,610
First BanCorp                                          98,846(c)            1,017,125
First Commonwealth Financial                           82,935(d)            1,032,541
First Financial Bancorp                                39,895                 523,422
First Midwest Bancorp                                  63,252               1,614,824
Frontier Financial                                     53,890(d)              862,240
Glacier Bancorp                                        70,225               1,445,231
Hancock Holding                                        31,435               1,297,322
Hanmi Financial                                        50,180                 350,758
Independent Bank                                       25,972                 207,257
Irwin Financial                                        24,465                 142,876
Nara Bancorp                                           28,395                 372,826
Natl Penn Bancshares                                  103,590               1,728,917
Old Natl Bancorp                                       86,490               1,479,844
PrivateBancorp                                         32,150(d)            1,092,779
Prosperity Bancshares                                  50,100               1,551,597
Provident Bankshares                                   41,197                 527,734
Signature Bank                                         38,690(b)            1,020,642
South Financial Group                                  93,929                 567,331
Sterling Bancorp                                       23,195                 380,630
Sterling Bancshares                                    95,402(f)              991,227
Sterling Financial                                     67,296                 821,684
Susquehanna Bancshares                                111,965               2,226,984
UCBH Holdings                                         137,448               1,000,621
UMB Financial                                          46,850               2,325,633
Umpqua Holdings                                        78,250(d)            1,154,188
United Bankshares                                      50,162               1,459,213
United Community Banks                                 53,338(d)              732,331
Whitney Holding                                        84,364               1,974,961
Wilshire Bancorp                                       22,850                 188,284
Wintrust Financial                                     30,680                 973,170
                                                                      ---------------
Total                                                                      35,328,409
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (3.1%)
ABM Inds                                               57,534               1,204,762
Administaff                                            29,720                 778,367
Angelica                                               12,729                 205,701
Bowne & Co                                             34,275                 570,336
CDI                                                    17,762                 483,126
Consolidated Graphics                                  14,402(b)              837,764
G&K Services Cl A                                      25,991                 819,496
Healthcare Services Group                              55,928                 853,461
Heidrick & Struggles Intl                              22,531                 674,353
Interface Cl A                                         72,910                 936,164
Mobile Mini                                            45,084(b)              958,035
On Assignment                                          46,136(b)              324,336
School Specialty                                       22,444(b)              660,751


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMMERCIAL SERVICES & SUPPLIES (CONT.)
Spherion                                               72,801(b)             $359,637
Standard Register                                      16,479                 156,221
Tetra Tech                                             76,573(b)            1,617,987
TrueBlue                                               57,135(b)              727,329
United Stationers                                      30,466(b)            1,343,246
Viad                                                   26,785                 842,656
Volt Information Sciences                              17,466(b)              232,996
Waste Connections                                      87,378(b)            2,802,213
Watson Wyatt Worldwide Cl A                            55,140               3,232,308
                                                                      ---------------
Total                                                                      20,621,245
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.3%)
ARRIS Group                                           178,885(b)            1,448,968
Bel Fuse Cl B                                          15,460                 403,042
Black Box                                              23,063                 685,663
Blue Coat Systems                                      49,780(b)            1,050,856
Comtech Telecommunications                             31,560(b)            1,222,319
Digi Intl                                              33,460(b)              275,710
Ditech Networks                                        33,980(b)               96,843
Harmonic                                              121,551(b)            1,005,227
NETGEAR                                                46,020(b)              745,984
Network Equipment Technologies                         38,067(b)              247,436
PC-Tel                                                 28,605(b)              235,133
Symmetricom                                            59,914(b)              257,031
Tollgrade Communications                               17,138(b)               86,376
ViaSat                                                 34,522(b)              762,936
                                                                      ---------------
Total                                                                       8,523,524
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.6%)
Adaptec                                               157,522(b)              439,486
Avid Technology                                        42,035(b,d)            877,270
Hutchinson Technology                                  35,227(b)              498,110
Intevac                                                28,110(b)              373,301
Novatel Wireless                                       42,665(b)              380,572
Stratasys                                              27,380(b)              532,267
Synaptics                                              31,310(b)            1,062,662
                                                                      ---------------
Total                                                                       4,163,668
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (1.2%)
EMCOR Group                                            84,976(b)            2,129,499
Insituform Technologies Cl A                           35,785(b)              605,482
Shaw Group                                            106,483(b)            5,262,390
                                                                      ---------------
Total                                                                       7,997,371
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.5%)
Headwaters                                             54,710(b)              625,335
Texas Inds                                             35,617(f)            2,757,112
                                                                      ---------------
Total                                                                       3,382,447
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.5%)
Cash America Intl                                      38,053               1,552,181
First Cash Financial Services                          36,045(b)              534,908
Rewards Network                                        34,980(b)              168,604
World Acceptance                                       22,065(b)              868,920
                                                                      ---------------
Total                                                                       3,124,613
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.3%)
Chesapeake                                             26,055(b)              114,121
Myers Inds                                             36,677                 461,397
Rock-Tenn Cl A                                         43,590               1,479,008
                                                                      ---------------
Total                                                                       2,054,526
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.6%)
Audiovox Cl A                                          23,827(b)              260,191
Building Materials Holding                             38,282(d)              178,394
LKQ                                                   148,940(b)            3,240,934
                                                                      ---------------
Total                                                                       3,679,519
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.8%)
Bright Horizons Family Solutions                       34,275(b)            1,624,978
Coinstar                                               36,145(b)            1,152,664
CPI                                                     6,942                 130,926
Hillenbrand                                            79,610(b)            1,515,774
Pre-Paid Legal Services                                11,020(b)              482,015
Universal Technical Institute                          27,295(b)              309,525
                                                                      ---------------
Total                                                                       5,215,882
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.2%)
Financial Federal                                      33,186                 774,893
Portfolio Recovery Associates                          19,770(b,d)            870,078
                                                                      ---------------
Total                                                                       1,644,971
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
FairPoint Communications                              114,180               1,051,598
General Communication Cl A                             58,862(b)              365,533
                                                                      ---------------
Total                                                                       1,417,131
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (1.1%)
Allete                                                 33,755               1,409,946
Central Vermont Public Service                         13,377                 311,684
Cleco                                                  78,390               1,882,145
El Paso Electric                                       58,829(b)            1,327,771
UIL Holdings                                           32,808               1,026,890
Unisource Energy                                       46,085               1,439,695
                                                                      ---------------
Total                                                                       7,398,131
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (2.2%)
Acuity Brands                                          55,063               2,634,214
AO Smith                                               28,199                 872,477
Baldor Electric                                        59,924               1,941,538
Belden                                                 57,473               1,939,139
Brady Cl A                                             70,774               2,402,777
C&D Technologies                                       33,458(b)              184,688
Magnetek                                               39,606(b)              138,621
Regal-Beloit                                           40,841               1,514,793
Vicor                                                  24,968                 301,114
Woodward Governor                                      77,266               2,714,354
                                                                      ---------------
Total                                                                      14,643,715
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (5.5%)
Agilysys                                               29,662                 325,096
Anixter Intl                                           39,336(b)            2,240,972
Benchmark Electronics                                  90,083(b)            1,601,676
Brightpoint                                            66,986(b)              613,592
Checkpoint Systems                                     51,940(b)            1,346,804
Cognex                                                 56,507               1,423,976
CTS                                                    43,956                 494,505
Daktronics                                             43,980                 650,464
Electro Scientific Inds                                36,349(b)              596,487
FARO Technologies                                      21,720(b)              765,413
FLIR Systems                                          178,840(b)            6,139,576
Gerber Scientific                                      30,820(b)              285,701
Insight Enterprises                                    63,488(b)              765,665
Itron                                                  39,945(b)            3,718,081
Keithley Instruments                                   17,965                 188,992
Littelfuse                                             29,595(b)            1,087,912
LoJack                                                 24,145(b)              238,794
Mercury Computer Systems                               29,729(b)              238,427
Methode Electronics                                    49,481                 536,374
MTS Systems                                            22,965                 789,537
Newport                                                46,795(b)              538,610
Park Electrochemical                                   26,480                 717,608
Photon Dynamics                                        23,049(b)              255,152
Planar Systems                                         23,145(b)               52,771
Plexus                                                 60,550(b)            1,458,650
RadiSys                                                29,241(b)              275,743
Rogers                                                 23,342(b)              799,230
ScanSource                                             33,800(b)              843,986
SYNNEX                                                 22,000(b)              525,360
Technitrol                                             53,276               1,118,796
Trimble Navigation                                    157,866(b)            5,176,426
TTM Technologies                                       55,235(b)              735,178
X-Rite                                                 38,137(b)               96,105
                                                                      ---------------
Total                                                                      36,641,659
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (5.6%)
Atwood Oceanics                                        35,974(b)            3,622,222
BASiC Energy Services                                  29,340(b)              680,688
Bristow Group                                          31,119(b)            1,641,527
CARBO Ceramics                                         26,583               1,263,490
Dril-Quip                                              35,634(b)            2,036,839
Gulf Island Fabrication                                14,255                 563,643
Helix Energy Solutions Group                          119,442(b)            4,126,721
Hornbeck Offshore Services                             30,110(b)            1,501,586
ION Geophysical                                       107,776(b)            1,716,872
Lufkin Inds                                            19,080               1,439,586
Matrix Service                                         34,750(b)              698,823
NATCO Group Cl A                                       24,280(b)            1,228,568
Oceaneering Intl                                       71,748(b)            4,791,332
Pioneer Drilling                                       64,845(b)            1,058,919
SEACOR Holdings                                        29,443(b)            2,505,894
Superior Well Services                                 20,505(b)              488,224
TETRA Technologies                                     97,024(b)            1,577,610
Unit                                                   61,416(b)            3,900,530
W-H Energy Services                                    40,190(b)            3,106,285
                                                                      ---------------
Total                                                                      37,949,359
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (1.3%)
Andersons                                              23,560               1,070,802
Casey's General Stores                                 66,073               1,462,195
Great Atlantic & Pacific Tea                           29,923(b)              823,481
Longs Drug Stores                                      41,280               1,653,677
Nash Finch                                             17,100                 625,518
Performance Food Group                                 46,348(b)            1,550,804
Spartan Stores                                         28,545                 596,020
United Natural Foods                                   56,172(b)            1,112,206
                                                                      ---------------
Total                                                                       8,894,703
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


FOOD PRODUCTS (1.4%)
Flowers Foods                                         101,954              $2,639,588
Hain Celestial Group                                   52,232(b)            1,289,086
J&J Snack Foods                                        18,292                 523,883
Lance                                                  40,673                 852,506
Ralcorp Holdings                                       33,816(b)            2,064,129
Sanderson Farms                                        20,070                 836,317
TreeHouse Foods                                        40,630(b)              921,082
                                                                      ---------------
Total                                                                       9,126,591
-------------------------------------------------------------------------------------


GAS UTILITIES (3.1%)
Atmos Energy                                          117,235               3,245,065
Laclede Group                                          28,380               1,073,332
New Jersey Resources                                   54,511               1,736,175
Northwest Natural Gas                                  34,409               1,543,932
Piedmont Natural Gas                                   95,638(d)            2,514,323
South Jersey Inds                                      38,590               1,408,921
Southern Union                                        161,278               4,131,942
Southwest Gas                                          56,058               1,618,394
UGI                                                   139,080               3,616,080
                                                                      ---------------
Total                                                                      20,888,164
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (4.5%)
Abaxis                                                 28,245(b)              719,683
American Medical Systems Holdings                      94,400(b)            1,331,040
Analogic                                               17,469               1,006,040
ArthroCare                                             34,636(b,d)          1,560,698
BIOLASE Technology                                     31,100(b)               80,860
Conmed                                                 37,296(b)              951,794
Cooper Companies                                       58,625               2,051,875
CryoLife                                               32,411(b)              344,205
Cyberonics                                             29,270(b)              462,466
Datascope                                              16,911                 633,486
Greatbatch                                             29,410(b)              534,674
Haemonetics                                            33,362(b)            1,909,307
ICU Medical                                            15,935(b)              400,287
IDEXX Laboratories                                     79,426(b)            4,225,462
Immucor                                                91,152(b)            2,459,280
Integra LifeSciences Holdings                          24,040(b,d)          1,018,575
Invacare                                               41,740                 752,990
Kensey Nash                                            15,550(b)              453,438
Mentor                                                 43,935(d)            1,285,977
Meridian Bioscience                                    52,252               1,407,146
Merit Medical Systems                                  35,580(b)              523,382
Osteotech                                              23,090(b)              116,835
Palomar Medical Technologies                           23,875(b)              336,638
SurModics                                              19,991(b,d)            889,000
Symmetry Medical                                       46,150(b)              647,485
Theragenics                                            43,342(b)              184,204
Vital Signs                                            10,397                 544,075
West Pharmaceutical Services                           41,860               1,963,653
ZOLL Medical                                           27,020(b)              901,928
                                                                      ---------------
Total                                                                      29,696,483
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (4.1%)
Air Methods                                            13,930(b)              558,593
Amedisys                                               34,474(b)            1,785,753
AMERIGROUP                                             69,680(b)            1,810,983
AMN Healthcare Services                                39,210(b)              572,074
AmSurg                                                 40,880(b)            1,044,075
Centene                                                56,880(b)            1,044,886
Chemed                                                 31,460               1,072,786
Cross Country Healthcare                               41,575(b)              497,237
Gentiva Health Services                                36,545(b)              794,488
HealthExtras                                           48,475(b)            1,367,965
Healthways                                             46,760(b)            1,708,143
HMS Holdings                                           28,705(b)              739,728
inVentiv Health                                        42,240(b)            1,255,795
LCA-Vision                                             24,077                 243,418
LHC Group                                              18,750(b)              292,500
Matria Healthcare                                      27,940(b)              712,470
MedCath                                                17,740(b)              329,254
Molina Healthcare                                      18,530(b)              460,100
Odyssey HealthCare                                     42,597(b)              389,763
Owens & Minor                                          53,333               2,417,052
Pediatrix Medical Group                                63,212(b)            4,299,679
PharMerica                                             39,555(b)              673,622
PSS World Medical                                      84,265(b)            1,387,845
RehabCare Group                                        23,511(b)              399,687
ResCare                                                33,085(b)              538,955
Sunrise Senior Living                                  58,356(b)            1,251,736
                                                                      ---------------
Total                                                                      27,648,587
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (0.4%)
Allscripts Healthcare Solutions                        74,155(b,d)            827,570
Omnicell                                               44,920(b)              539,938
Phase Forward                                          55,130(b)            1,014,392
                                                                      ---------------
Total                                                                       2,381,900
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (3.0%)
Buffalo Wild Wings                                     20,030(b)              615,923
California Pizza Kitchen                               33,335(b)              519,693
CEC Entertainment                                      34,714(b)            1,291,361
CKE Restaurants                                        71,245                 747,360
IHOP                                                   19,595(d)              913,911
Jack in the Box                                        77,602(b)            2,075,853
Landry's Restaurants                                   16,179                 258,379
Marcus                                                 27,687                 459,327
Monarch Casino & Resort                                18,420(b)              243,881
Multimedia Games                                       30,110(b)              128,269
O'Charley's                                            28,875                 334,950
Panera Bread Cl A                                      39,228(b,d)          2,050,054
Papa John's Intl                                       27,070(b)              730,890
Peet's Coffee & Tea                                    16,360(b)              380,043
PF Chang's China Bistro                                31,470(b,d)            976,514
Pinnacle Entertainment                                 78,083(b)            1,211,848
Red Robin Gourmet Burgers                              21,905(b)              899,857
Ruth's Chris Steak House                               25,925(b)              190,549
Shuffle Master                                         45,843(b)              225,089
SONIC                                                  80,173(b)            1,763,004
Steak n Shake                                          37,148(b)              294,212
Texas Roadhouse Cl A                                   71,150(b)              839,570
Triarc Companies Cl B                                  82,195                 583,585
WMS Inds                                               54,090(b)            1,957,517
                                                                      ---------------
Total                                                                      19,691,639
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.9%)
Bassett Furniture Inds                                 15,379                 183,625
Champion Enterprises                                  101,014(b)            1,042,463
Ethan Allen Interiors                                  37,797(d)            1,038,284
La-Z-Boy                                               66,975(d)              426,631
Libbey                                                 18,963                 269,275
M/I Homes                                              16,050                 275,258
Meritage Homes                                         34,130(b,d)            647,446
Natl Presto Inds                                        6,169                 334,298
Russ Berrie & Co                                       21,796(b)              305,580
Skyline                                                 8,858                 243,772
Standard-Pacific                                       84,594(d)              428,046
Universal Electronics                                  18,985(b)              487,915
                                                                      ---------------
Total                                                                       5,682,593
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (0.2%)
Central Garden & Pet Cl A                              93,530(b)              469,521
Spectrum Brands                                        52,955(b)              237,768
WD-40                                                  22,073                 686,911
                                                                      ---------------
Total                                                                       1,394,200
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.1%)
Standex Intl                                           16,265                 342,866
Tredegar                                               28,024                 457,912
                                                                      ---------------
Total                                                                         800,778
-------------------------------------------------------------------------------------


INSURANCE (2.7%)
Delphi Financial Group Cl A                            55,954               1,523,068
Hilb Rogal & Hobbs                                     47,885               1,385,313
Infinity Property & Casualty                           21,105                 818,030
LandAmerica Financial Group                            19,990                 573,713
Navigators Group                                       17,360(b)              850,640
Philadelphia Consolidated Holding                      76,084(b)            2,805,977
Presidential Life                                      28,107                 476,695
ProAssurance                                           41,985(b)            2,222,266
RLI                                                    23,617               1,133,616
Safety Insurance Group                                 21,085                 756,952
SCPIE Holdings                                         10,240(b)              284,467
Selective Insurance Group                              70,184               1,496,323
Stewart Information Services                           23,502                 575,564
Tower Group                                            26,280                 617,317
United Fire & Casualty                                 28,285                 931,991
Zenith Natl Insurance                                  48,363               1,796,202
                                                                      ---------------
Total                                                                      18,248,134
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.4%)
Blue Nile                                              20,560(b,d)          1,021,216
NutriSystem                                            43,790(b,d)            879,303
PetMed Express                                         31,650(b)              355,113
Stamps.com                                             21,185(b)              290,446
                                                                      ---------------
Total                                                                       2,546,078
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.0%)
Bankrate                                               17,220(b,d)            899,573
DealerTrack Holdings                                   38,820(b)              746,897
InfoSpace                                              44,790                 540,167
j2 Global Communications                               63,430(b)            1,357,401
Knot                                                   36,185(b)              424,812
Perficient                                             41,570(b)              381,613
United Online                                          88,425                 944,379
Websense                                               59,190(b)            1,151,246
                                                                      ---------------
Total                                                                       6,446,088
-------------------------------------------------------------------------------------


IT SERVICES (1.4%)
CACI Intl Cl A                                         39,176(b)            1,963,501
Ciber                                                  69,719(b)              436,441
CyberSource                                            90,496(b)            1,642,502
Gevity HR                                              30,350                 206,987
ManTech Intl Cl A                                      25,485(b,d)          1,217,418


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
IT SERVICES (CONT.)
MAXIMUS                                                24,112                $914,327
SI Intl                                                17,070(b)              391,586
StarTek                                                14,798(b)              139,545
Sykes Enterprises                                      42,580(b)              707,680
Wright Express                                         51,145(b)            1,687,785
                                                                      ---------------
Total                                                                       9,307,772
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.8%)
Arctic Cat                                             15,649                 118,619
JAKKS Pacific                                          37,296(b)              876,083
MarineMax                                              23,940(b)              272,916
Nautilus                                               41,125(d)              148,461
Polaris Inds                                           43,836(d)            2,040,567
Pool                                                   62,187(d)            1,357,542
RC2                                                    23,390(b)              432,715
Sturm, Ruger & Co                                      27,094(b)              203,747
                                                                      ---------------
Total                                                                       5,450,650
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.8%)
Cambrex                                                37,785                 221,042
Dionex                                                 24,170(b)            1,890,577
Enzo Biochem                                           40,744(b)              333,286
Kendle Intl                                            16,750(b)              715,058
PAREXEL Intl                                           73,294(b)            1,861,668
PharmaNet Development Group                            24,965(b)              595,665
                                                                      ---------------
Total                                                                       5,617,296
-------------------------------------------------------------------------------------


MACHINERY (3.8%)
Albany Intl Cl A                                       34,310               1,245,453
Astec Inds                                             25,003(b)              916,360
Barnes Group                                           59,274               1,545,866
Briggs & Stratton                                      64,768(d)              985,769
Cascade                                                11,185                 483,751
Clarcor                                                66,948               2,809,138
EnPro Inds                                             28,190(b)            1,023,297
Gardner Denver                                         69,150(b)            3,212,018
Kaydon                                                 36,255               1,898,674
Lindsay                                                15,401               1,603,552
Lydall                                                 21,481(b)              250,254
Mueller Inds                                           48,332               1,564,507
Robbins & Myers                                        44,928               1,790,830
Toro                                                   48,828               2,069,819
Valmont Inds                                           22,651               2,230,217
Wabash Natl                                            40,013                 335,309
Watts Water Technologies Cl A                          38,608               1,037,397
                                                                      ---------------
Total                                                                      25,002,211
-------------------------------------------------------------------------------------


MARINE (0.6%)
Kirby                                                  70,022(b)            3,840,006
-------------------------------------------------------------------------------------


MEDIA (0.5%)
4Kids Entertainment                                    17,217(b)              152,370
AH Belo Cl A                                           22,910(b)              223,373
Arbitron                                               36,891               1,764,865
Live Nation                                            97,615(b)            1,346,111
Radio One Cl D                                        105,715(b)              105,715
                                                                      ---------------
Total                                                                       3,592,434
-------------------------------------------------------------------------------------


METALS & MINING (0.9%)
AM Castle & Co                                         21,283                 657,858
AMCOL Intl                                             29,010                 861,597
Brush Engineered Materials                             26,555(b)              823,471
Century Aluminum                                       37,924(b)            2,627,753
RTI Intl Metals                                        30,153(b)            1,242,002
                                                                      ---------------
Total                                                                       6,212,681
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.1%)
Fred's Cl A                                            52,495                 581,645
Tuesday Morning                                        39,205(b)              213,275
                                                                      ---------------
Total                                                                         794,920
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.3%)
Avista                                                 69,078               1,418,171
CH Energy Group                                        17,680                 625,165
                                                                      ---------------
Total                                                                       2,043,336
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (4.4%)
Cabot Oil & Gas                                       127,400               7,257,977
Massey Energy                                         104,870               5,487,847
Patriot Coal                                           34,610(b)            2,285,991
Penn Virginia                                          54,230               2,847,075
Petroleum Development                                  19,420(b)            1,460,967
PetroQuest Energy                                      56,405(b)            1,172,096
St. Mary Land & Exploration                            82,130               3,590,724
Stone Energy                                           36,868(b)            2,246,736
Swift Energy                                           39,395(b)            2,054,055
World Fuel Services                                    37,235(f)              914,492
                                                                      ---------------
Total                                                                      29,317,960
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.4%)
Buckeye Technologies                                   51,144(b)              441,373
Deltic Timber                                          13,751                 725,365
Neenah Paper                                           19,490                 447,880
Schweitzer-Mauduit Intl                                20,186                 446,716
Wausau Paper                                           65,470                 506,738
                                                                      ---------------
Total                                                                       2,568,072
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.3%)
Chattem                                                24,965(b)            1,744,555
Mannatech                                              20,365                 132,983
USANA Health Sciences                                  10,930(b,d)            213,135
                                                                      ---------------
Total                                                                       2,090,673
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.6%)
Alpharma Cl A                                          57,532(b)            1,415,863
Noven Pharmaceuticals                                  32,006(b)              291,255
Salix Pharmaceuticals                                  61,990(b)              435,170
Sciele Pharma                                          47,260(b)              910,700
ViroPharma                                             91,140(b)              834,842
                                                                      ---------------
Total                                                                       3,887,830
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (5.6%)
Acadia Realty Trust                                    41,920               1,074,829
BioMed Realty Trust                                    92,835               2,413,710
Colonial Properties Trust                              61,605               1,492,689
DiamondRock Hospitality                               123,475               1,574,306
EastGroup Properties                                   31,010               1,479,487
Entertainment Properties Trust                         38,440               2,051,158
Essex Property Trust                                   33,260               3,957,939
Extra Space Storage                                    86,530               1,456,300
Home Properties                                        42,510               2,234,751
Inland Real Estate                                     76,310               1,232,407
Kilroy Realty                                          42,827               2,240,709
Kite Realty Group Trust                                37,770                 512,917
Lexington Realty Trust                                 79,890               1,150,416
LTC Properties                                         26,435                 719,825
Medical Properties Trust                               84,025               1,020,904
Mid-America Apartment Communities                      33,590               1,763,475
Natl Retail Properties                                 94,525(d)            2,165,568
Parkway Properties                                     19,815                 785,863
Pennsylvania Real Estate Investment Trust              51,220               1,289,720
PS Business Parks                                      19,970               1,143,083
Senior Housing Properties Trust                       123,630               2,960,939
Sovran Self Storage                                    28,350               1,267,245
Tanger Factory Outlet Centers                          40,830               1,647,082
                                                                      ---------------
Total                                                                      37,635,322
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Forestar Real Estate Group                             46,395(b)            1,155,236
-------------------------------------------------------------------------------------


ROAD & RAIL (1.3%)
Arkansas Best                                          32,780               1,294,154
Heartland Express                                      73,923               1,143,589
Knight Transportation                                  75,105(d)            1,276,034
Landstar System                                        68,426               3,555,415
Old Dominion Freight Line                              37,040(b)            1,137,128
                                                                      ---------------
Total                                                                       8,406,320
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.7%)
Actel                                                  34,497(b)              568,511
Advanced Energy Inds                                   46,618(b)              652,652
ATMI                                                   40,687(b)            1,197,825
Axcelis Technologies                                  135,208(b)              730,123
Brooks Automation                                      85,425(b)              885,003
Cabot Microelectronics                                 30,880(b)            1,051,464
Cohu                                                   30,011                 521,291
Cymer                                                  39,518(b)            1,027,073
Diodes                                                 41,937(b)            1,133,976
DSP Group                                              38,955(b)              511,479
Exar                                                   60,657(b)              511,339
FEI                                                    47,480(b)            1,038,388
Kopin                                                  88,440(b)              263,551
Kulicke & Soffa Inds                                   69,519(b)              458,130
Micrel                                                 67,635                 664,176
Microsemi                                             101,878(b)            2,496,011
MKS Instruments                                        59,670(b)            1,363,460
Pericom Semiconductor                                  34,139(b)              581,729
Photronics                                             54,580(b)              578,548
Rudolph Technologies                                   39,758(b)              403,941
Skyworks Solutions                                    215,738(b)            1,874,763
Standard Microsystems                                  30,427(b)              902,161
Supertex                                               16,775(b)              359,992
Ultratech                                              30,458(b)              434,331
Varian Semiconductor Equipment Associates              98,902(b)            3,622,779
Veeco Instruments                                      41,506(b)              781,558
                                                                      ---------------
Total                                                                      24,614,254
-------------------------------------------------------------------------------------


SOFTWARE (4.6%)
Ansoft                                                 20,680(b)              685,749
ANSYS                                                 102,070(b)            4,106,275
Blackbaud                                              58,685               1,378,511
Captaris                                               34,721(b)              167,702
Catapult Communications                                11,935(b)               86,171
Concur Technologies                                    57,840(b)            1,916,818
Epicor Software                                        76,090(b)              608,720


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SOFTWARE (CONT.)
EPIQ Systems                                           40,462(b)             $624,733
FactSet Research Systems                               55,280               3,318,458
Informatica                                           114,675(b)            1,830,213
JDA Software Group                                     35,000(b)              661,500
Manhattan Associates                                   31,922(b)              830,291
MICROS Systems                                        106,824(b)            3,808,276
Phoenix Technologies                                   35,685(b)              420,726
Progress Software                                      54,820(b)            1,657,209
Quality Systems                                        22,860(d)              734,263
Radiant Systems                                        35,055(b)              472,892
Secure Computing                                       74,675(b)              494,349
Smith Micro Software                                   39,365(b)              339,720
Sonic Solutions                                        34,340(b)              315,585
SPSS                                                   23,158(b)              978,194
Take-Two Interactive Software                         100,143(b)            2,627,752
THQ                                                    87,383(b)            1,859,510
Tyler Technologies                                     44,500(b)              643,915
                                                                      ---------------
Total                                                                      30,567,532
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (3.2%)
Aaron Rents                                            69,851               1,739,290
Big 5 Sporting Goods                                   28,540                 262,283
Brown Shoe                                             57,644                 961,502
Cabela's                                               51,510(b,d)            696,930
Cato Cl A                                              38,459                 663,418
Charlotte Russe Holding                                27,256(b)              432,825
Children's Place Retail Stores                         30,690(b)              713,543
Christopher & Banks                                    46,343                 549,165
Dress Barn                                             58,866(b)              792,336
Finish Line Cl A                                       62,930                 413,450
Genesco                                                29,713(b)              658,440
Group 1 Automotive                                     30,124                 803,708
Gymboree                                               37,743(b)            1,631,252
Haverty Furniture Companies                            28,440                 259,657
Hibbett Sports                                         37,072(b)              676,935
Hot Topic                                              57,891(b)              307,401
Jo-Ann Stores                                          32,480(b)              615,171
Jos A Bank Clothiers                                   23,681(b,d)            578,053
Lithia Motors Cl A                                     20,810                 187,290
Men's Wearhouse                                        68,206               1,816,325
Midas                                                  18,631(b)              289,339
Pep Boys -- Manny, Moe & Jack                          54,103                 482,599
Select Comfort                                         58,142(b)              175,589
Sonic Automotive Cl A                                  38,340                 777,919
Stage Stores                                           49,825                 784,246
Stein Mart                                             33,660                 179,408
Tractor Supply                                         42,530(b)            1,512,367
Tween Brands                                           32,189(b)              611,591
Zale                                                   55,708(b,d)          1,154,270
Zumiez                                                 23,435(b,d)            490,963
                                                                      ---------------
Total                                                                      21,217,265
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (2.2%)
Crocs                                                 107,070(b,d)          1,093,185
Deckers Outdoor                                        16,920(b)            2,336,144
Fossil                                                 60,100(b)            2,150,979
Iconix Brand Group                                     75,355(b)            1,199,652
K-Swiss Cl A                                           34,854                 510,611
Maidenform Brands                                      24,590(b)              366,391
Movado Group                                           25,155                 549,385
Oxford Inds                                            18,218                 506,278
Perry Ellis Intl                                       14,800(b)              338,032
Quiksilver                                            162,698(b)            1,583,052
Skechers USA Cl A                                      42,420(b)            1,003,233
UniFirst                                               18,600                 870,666
Volcom                                                 19,005(b)              360,905
Wolverine World Wide                                   65,565               1,884,338
                                                                      ---------------
Total                                                                      14,752,851
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.8%)
Anchor BanCorp Wisconsin                               23,084                 350,646
Bank Mutual                                            63,345                 708,831
BankAtlantic Bancorp Cl A                              54,060                 166,505
BankUnited Financial Cl A                              40,880(d)              160,658
Brookline Bancorp                                      75,865                 819,342
Corus Bankshares                                       41,560(d)              304,635
Dime Community Bancshares                              32,682                 610,173
Downey Financial                                       25,420(d)              359,439
FirstFed Financial                                     17,814(b,d)            272,198
Flagstar Bancorp                                       47,900                 293,148
Franklin Bank                                          33,065(b)               51,251
Guaranty Financial Group                               46,285(b)              354,080
Trustco Bank NY                                        98,382(d)              858,874
                                                                      ---------------
Total                                                                       5,309,780
-------------------------------------------------------------------------------------


TOBACCO (0.1%)
Alliance One Intl                                     115,935(b)              713,000
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.5%)
Applied Industrial Technologies                        47,216               1,140,739
Kaman                                                  32,834                 889,801
Lawson Products                                         5,431                 137,839
Watsco                                                 32,074(d)            1,455,197
                                                                      ---------------
Total                                                                       3,623,576
-------------------------------------------------------------------------------------


WATER UTILITIES (0.1%)
American States Water                                  22,410                 784,798
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $568,386,237)                                                     $652,687,812
-------------------------------------------------------------------------------------





MONEY MARKET FUND (8.1%)(e)
SHARES                                                   VALUE(a)
RiverSource Short-Term Cash Fund, 2.72%              54,231,844(g)        $54,231,844
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $54,231,844)                                                       $54,231,844
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $622,618,081)(h)                                                  $706,919,656
=====================================================================================



FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2008


                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
Russell 2000                                         41            $14,708,750       June 2008         $(48,142)


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2008, the value of foreign securities represented 0.2% of net assets.

(d)  At April 30, 2008, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 5.9% of net assets. The Fund's cash equivalent position is 2.2% of net assets.

(f) At April 30, 2008, investments in securities included securities valued at $1,262,257 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2008.


--------------------------------------------------------------------------------
5 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

(h) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $622,618,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $192,679,000
Unrealized depreciation                                                     (108,377,000)

----------------------------------------------------------------------------------------
Net unrealized appreciation                                                  $84,302,000
----------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


FAIR VALUE MEASUREMENT


Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2008:

                                                                   FAIR VALUE AT APRIL 30, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $706,919,656          $--             $--        $706,919,656
Other financial instruments*                            (48,142)          --              --             (48,142)

----------------------------------------------------------------------------------------------------------------
Total                                              $706,871,514          $--             $--        $706,871,514
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
6 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           RiverSource Market Advantage Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date June 27, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal
   Financial Officer

Date June 27, 2008